Land use rights, net	12 Months Ended
Dec. 31, 2018
Land use rights, net
Land use rights, net

9. Land use rights, net

	As of December 31,
	2017	2018
	RMB	RMB
Land use right	3,174,446	4,053,855
Less: accumulated amortization	(96,676)	(168,277)
Land use rights, net	3,077,770	3,885,578

The expiry dates of the land use rights are from October 2064 to October 2068.

Amortization expenses charged were RMB37,657,  RMB55,545 and RMB71,601 for the years ended December 31, 2016, 2017 and 2018, respectively.